Share based compensation - Narrative (Details) $ / shares in Units, $ in Millions			1 Months Ended	12 Months Ended
	Jun. 26, 2019 $ / shares	Jun. 21, 2019 $ / shares	Jun. 30, 2019	Dec. 31, 2020 $ / shares shares	Dec. 31, 2019 USD ($) $ / shares	Dec. 31, 2018 USD ($)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock conversion ratio	0.2	0.20	0.20
Ordinary shares, par value (in dollars per share) | $ / shares	$ 0.05	$ 0.01		$ 0.05	$ 0.05
Share-based Payment Arrangement, Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock awards, expiration period				5 years
Aggregate number of share options authorized (in shares) | shares				3,494,000
Fair values of the share options | $					$ 1.7	$ 9.9
Weighted average remaining life for vested options				2 years 3 days	2 years 10 months 9 days	3 years 6 months
Share-based Payment Arrangement, Option | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period				3 years
Share-based Payment Arrangement, Option | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period				4 years